Calvert
Emerging Markets Equity Fund
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Brazil — 4.6%
Axia Energia SA	886,325	$ 9,336,605
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,990,246	11,427,250
Itau Unibanco Holding SA, PFC Shares	1,986,908	16,234,581
MercadoLibre, Inc.(1)	6,819	11,574,502
Rede D'Or Sao Luiz SA(2)	1,747,929	11,752,633
WEG SA	2,106,455	19,141,430
		$ 79,467,001
Chile — 0.6%
Banco de Chile	56,678,522	$11,096,379
		$11,096,379
China — 11.4%
Alibaba Group Holding Ltd.	3,474,300	$41,651,476
Bank of Jiangsu Co. Ltd., Class A	4,707,500	7,479,966
BYD Co. Ltd., Class H	1,012,698	9,383,575
China International Capital Corp. Ltd., Class H(2)	2,314,000	6,226,768
China Merchants Bank Co. Ltd., Class H	3,435,500	19,725,835
Contemporary Amperex Technology Co. Ltd., Class A	185,500	10,783,033
NARI Technology Co. Ltd., Class A	4,132,730	13,951,611
NetEase, Inc.	452,300	11,615,858
Shenzhen Inovance Technology Co. Ltd., Class A	1,062,983	10,423,681
Tencent Holdings Ltd.	1,147,813	63,339,239
Xiaomi Corp., Class B(1)(2)	1,419,400	3,942,399
		$198,523,441
Hong Kong — 1.7%
AIA Group Ltd.	1,818,017	$16,644,366
Hong Kong Exchanges & Clearing Ltd.	274,400	12,766,997
		$29,411,363
Hungary — 1.5%
OTP Bank Nyrt	59,274	$8,755,126
Richter Gedeon Nyrt	464,132	17,991,664
		$26,746,790
India — 11.8%
360 ONE WAM Ltd.	495,399	$5,629,520
Avenue Supermarts Ltd.(1)(2)	151,104	6,996,223
Axis Bank Ltd.	867,655	12,348,598
Bajaj Finance Ltd.	1,363,169	14,498,089
CG Power & Industrial Solutions Ltd.	688,660	6,945,958
Colgate-Palmolive India Ltd.	232,711	4,915,991
HDFC Asset Management Co. Ltd.(2)	419,231	11,769,706
HDFC Bank Ltd.	1,087,218	9,175,530
HDFC Bank Ltd. ADR	720,414	18,608,294
ICICI Bank Ltd.	2,321,475	33,887,105
IDFC First Bank Ltd.	12,326,991	10,367,180
Lodha Developers Ltd.(2)	518,582	5,244,863
Mahindra & Mahindra Ltd.	657,727	21,392,427
Security	Shares	Value
India (continued)
Max Healthcare Institute Ltd.	1,340,897	$ 16,013,400
SBI Life Insurance Co. Ltd.(2)	975,614	18,209,942
Shriram Finance Ltd.	861,811	9,508,625
		$ 205,511,451
Indonesia — 0.2%
Cisarua Mountain Dairy Tbk. PT	13,276,100	$ 3,314,589
		$ 3,314,589
Malaysia — 0.8%
CIMB Group Holdings Bhd.	7,654,400	$13,935,190
		$13,935,190
Mexico — 1.9%
America Movil SAB de CV ADR	349,634	$9,086,988
BBB Foods, Inc., Class A(1)	200,036	8,335,500
Grupo Financiero Banorte SAB de CV, Class O	1,461,391	15,476,747
		$32,899,235
Peru — 1.0%
Credicorp Ltd.	43,421	$16,915,953
		$16,915,953
Poland — 3.0%
Allegro.eu SA(1)(2)	1,671,006	$16,818,431
Budimex SA	38,721	7,602,868
Grupa Kety SA	31,479	10,101,639
Powszechna Kasa Oszczednosci Bank Polski SA	656,525	18,026,253
		$52,549,191
South Africa — 3.9%
AVI Ltd.	1,881,344	$11,542,657
Capitec Bank Holdings Ltd.	76,976	22,347,266
OUTsurance Group Ltd.	1,878,492	9,011,652
Standard Bank Group Ltd.	686,838	13,558,298
Vodacom Group Ltd.	1,212,684	11,260,622
		$67,720,495
South Korea — 24.2%
Doosan Enerbility Co. Ltd.(1)	87,233	$4,969,967
Hyundai Motor Co.	55,549	18,106,985
KB Financial Group, Inc.	269,283	27,861,958
Kia Corp.	104,423	9,431,238
Samsung Electronics Co. Ltd.	949,572	210,707,286
SK Hynix, Inc.	72,339	127,648,112
SK Square Co. Ltd.	21,268	24,051,141
		$422,776,687
Taiwan — 30.8%
Airtac International Group	390,000	$16,531,506
Alchip Technologies Ltd.	89,000	11,919,786
ASE Technology Holding Co. Ltd.	1,284,000	28,654,446

Calvert
Emerging Markets Equity Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Delta Electronics, Inc.	788,000	$ 49,489,359
MediaTek, Inc.	441,000	60,092,724
Taiwan Semiconductor Manufacturing Co. Ltd.	4,087,000	322,424,456
Unimicron Technology Corp.	727,373	25,056,504
Wiwynn Corp.	156,000	23,044,248
		$ 537,213,029
United Kingdom — 1.5%
Antofagasta PLC	532,634	$ 27,032,843
		$27,032,843
Total Common Stocks (identified cost $862,573,227)		$1,725,113,637

Short-Term Investments — 0.9%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(3)	15,002,093	$ 15,002,093
Total Short-Term Investments (identified cost $15,002,093)		$ 15,002,093

Total Investments — 99.8% (identified cost $877,575,320)	$1,740,115,730
Other Assets, Less Liabilities — 0.2%	$ 3,704,609
Net Assets — 100.0%	$1,743,820,339

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $80,960,965 or 4.6% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
At June 30, 2026, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	49.5%
Financials	21.8
Consumer Discretionary	7.4
Industrials	6.5
Communication Services	5.5
Health Care	2.6
Materials	2.1
Consumer Staples	2.0
Utilities	1.2
Real Estate	0.3
Total	98.9%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at June 30, 2026.

Calvert
Emerging Markets Equity Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $15,002,093, which represents 0.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$9,133,995	$207,477,227	$(201,609,129)	$ —	$ —	$15,002,093	$393,976	15,002,093

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$79,467,001	$ —	$ —	$79,467,001
Chile	11,096,379	—	—	11,096,379
China	—	198,523,441	—	198,523,441
Hong Kong	—	29,411,363	—	29,411,363
Hungary	—	26,746,790	—	26,746,790
India	18,608,294	186,903,157	—	205,511,451
Indonesia	—	3,314,589	—	3,314,589
Malaysia	—	13,935,190	—	13,935,190
Mexico	32,899,235	—	—	32,899,235
Peru	16,915,953	—	—	16,915,953
Poland	—	52,549,191	—	52,549,191
South Africa	—	67,720,495	—	67,720,495
South Korea	—	422,776,687	—	422,776,687
Taiwan	—	537,213,029	—	537,213,029
United Kingdom	—	27,032,843	—	27,032,843
Total Common Stocks	$158,986,862	$1,566,126,775(1)	$ —	$1,725,113,637
Short-Term Investments	$15,002,093	$ —	$ —	$15,002,093
Total Investments	$173,988,955	$1,566,126,775	$ —	$1,740,115,730

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Calvert
Emerging Markets Equity Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.